27. PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies

Company recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	2018	Additions	Reversals	Settled	2019
Labor	457	180	(44)	(96)	497
Civil
Customer relations	19	21	(1)	(20)	19
Other civil actions	29	16	(12)	(15)	18
	48	37	(13)	(35)	37
Tax	52	1,236	(8)	(20)	1,260
Environmental	1	-	(1)	-	-
Regulatory	37	2	(1)	(2)	36
Others	46	13	(1)	-	58
Total	641	1,468	(68)	(153)	1,888

	2017	Additions	Reversals	Settled	2018
Labor	474	67	(25)	(59)	457
Civil
Customer relations	18	17	-	(16)	19
Other civil actions	43	10	(14)	(10)	29
	61	27	(14)	(26)	48
Tax	57	5	(10)		52
Environmental	-	1	-	-	1
Regulatory	40	8	(10)	(1)	37
Others	46	7	(5)	(2)	46
Total	678	115	(64)	(88)	641

	2016	Additions	Reversals	Settled	2017
Labor	350	210	(4)	(82)	474
Civil
Customer relations	15	21	(2)	(16)	18
Other civil actions	40	10	(2)	(5)	43
	55	31	(4)	(21)	61
Tax	68	9	(2)	(18)	57
Regulatory	44	15	(18)	(1)	40
Corporate	239	-	(239)	-	-
Other	59	13	(19)	(7)	46
Total	815	278	(286)	(129)	678